Provisions - Actual data, key forecast assumptions, and a sensitivity analysis (Narrative) (Details)	6 Months Ended
Jun. 30, 2019
Customer initiated claims [member]
Disclosure of other provisions [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	Total mis-selling claims received by Barclays, including those received via CMCs but excluding those for which no PPI policy exists and excluding recent investigations and queries by the Official Receiver in respect of bankruptcy estates (the impact of which cannot be reliably estimated at this time) and responses to proactive mailing. The sensitivity analysis has been calculated to show the impact of a 50,000 increase or decrease in the number of customer initiated mis-selling policy claims would have on the provision level inclusive of operational processing costs
Average uphold rate per customer initiated claims [member]
Disclosure of other provisions [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	Average uphold rate per customer initiated mis-selling claims received by Barclays and proactive mailings, excluding those for which no PPI policy exists. The sensitivity analysis has been calculated to show the impact a 1% change in the average uphold rate per claim would have on the provision level
Average redress per valid claim [member]
Disclosure of other provisions [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	Average redress stated on a per policy basis for future customer initiated mis-selling complaints received by Barclays. The sensitivity analysis has been calculated to show the impact a £100 increase or decrease in the average redress per claim would have on the provision level